RELATED PARTY TRANSACTIONS (Details) - USD ($)		3 Months Ended		12 Months Ended
	Dec. 22, 2020	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 16, 2022	May 24, 2022	Jan. 28, 2022	Dec. 30, 2021
RELATED PARTY TRANSACTIONS
Maximum borrowing capacity of related party promissory note						$ 468,821
Outstanding amount				$ 39,068	$ 0
Aggregate principal amount				1,500,000			$ 1,500,000
Extension Note
RELATED PARTY TRANSACTIONS
Maximum borrowing capacity of related party promissory note						468,821
Outstanding amount		$ 156,274		39,068
2022 Promissory Note
RELATED PARTY TRANSACTIONS
Borrowed aggregate principal amount						1,000,000
Sponsor | 2022 Promissory Note III
RELATED PARTY TRANSACTIONS
Borrowed aggregate principal amount						1,000,000
Outstanding amount		415,222		0
Working capital loans warrant
RELATED PARTY TRANSACTIONS
Expenses incurred		1,500,000		1,341,000	0
Outstanding amount				0	0
Promissory Note - Related Party
RELATED PARTY TRANSACTIONS
Maximum borrowing capacity of related party promissory note									$ 544,000
Outstanding amount		544,000		544,000
Promissory Note - Related Party | 2022 Promissory Note
RELATED PARTY TRANSACTIONS
Borrowed aggregate principal amount						1,000,000
Promissory Note - Related Party | Sponsor
RELATED PARTY TRANSACTIONS
Maximum borrowing capacity of related party promissory note						468,821
Borrowed aggregate principal amount						468,821	1,500,000
Outstanding amount				544,000	544,000
Promissory Note - Related Party | Sponsor | 2021 Promissory Note
RELATED PARTY TRANSACTIONS
Maximum borrowing capacity of related party promissory note									$ 544,000
Outstanding amount		544,000		544,000
Promissory Note - Related Party | Sponsor | 2022 Promissory Note
RELATED PARTY TRANSACTIONS
Borrowed aggregate principal amount								$ 400,000
Outstanding amount		400,000		400,000	0
Promissory Note - Related Party | Sponsor | 2022 Promissory Note III
RELATED PARTY TRANSACTIONS
Borrowed aggregate principal amount						$ 1,000,000
Outstanding amount		415,222		0
Administrative Services Agreement
RELATED PARTY TRANSACTIONS
Expenses per month	$ 10,000
Expenses incurred		30,000	$ 30,000	120,000	120,000
Administrative Services Agreement | Accrued expenses
RELATED PARTY TRANSACTIONS
Expenses incurred		$ 270,000		240,000	$ 120,000
Related Party Loans | Sponsor | Maximum
RELATED PARTY TRANSACTIONS
Aggregate principal amount							$ 1,500,000
Related Party Loans | Working capital loans warrant
RELATED PARTY TRANSACTIONS
Loan conversion agreement warrant				$ 1,500,000
Price of warrant		$ 1.50		$ 1.50